INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components for the provision for income taxes are as follows:

	Year Ended
	June 30,	June 30,
	2015	2014

Current Taxes	$(77,470)	$(48,267)
Deferred Taxes	-	-
Income Taxes Expense (Benefit)	$(77,470)	$(48,267)

Schedule Of Differences Between Income Taxes And Provision For Income Taxes [Table Text Block]
The items accounting for the difference between income taxes at the Australia statutory rate and the provision for income taxes are as follows:

	Year Ended
	June 30,		June 30,
	2015		2014
		Impact on		Impact on
	Amount	Rate	Amount	Rate

Income Tax Expense (Benefit) at Australia Statutory Rate	$(672,087)	(19.26)%	$(274,229)	(31.24)%

Expenses Paid by Parent on Behalf of Foreign Subsidiary	156,410	4.48%	92,480	10.54%

R&D Refundable Tax Credit	(77,470)	(2.22)%	(48,267)	(5.50)%

Reduction of NOL Carryforward Due to R&D Tax Credit	77,470	2.22%	48,267	5.50%

Change in Deferred Tax Valuation Allowance	(355,636)	(10.19)%	260,533	29.68%

Foreign Exchange Rate Changes	793,843	22.74%	(127,051)	(14.47)%

Total Income Tax Expense (Benefit)	$(77,470)	(2.22)%	$(48,267)	(5.50)%

Schedule Of Deferred Income Taxes [Table Text Block]
Significant components of the Company's net deferred income taxes are as follows:

	June 30,	June 30,
	2015	2014
Current Deferred Tax Assets
Warrant Derivative Liability	$88,204	$28,209
Provision for Annual Leave	21,426	18,848
Superannuation	-	3,815
Total Current Deferred Tax Assets	$109,630	$50,872

Current Deferred Tax Liabilities
Prepaid Investor Services	$-	$-
Prepaid Expenses	-	-
Prepaid Insurance	-	-
Accounts Payable/Trade Creditors	-	-
Patent Costs	-	-
Total Current Deferred Tax Liabilities	$-	$-

Non-Current Deferred Tax Assets
Prepaid Investor Services	$185,025	$751,917
Capital Raising Costs	23,261	28,622
Legal Costs	23,583	29,019
Intellectual Property	11,612	14,288
Patent Costs	59,995	59,473
Formation Expense	7,117	8,757
Net Operating Loss Carryover	3,426,149	3,259,060
Foreign Exchange Loss (OCI)	(30,290)	90,859
Total Non-Current Deferred Tax Assets	3,706,452	4,241,995
Deferred Tax Valuation Allowance	(3,816,082)	(4,292,867)
Total Non-Current Deferred Tax Assets	(109,630)	(50,872)

Total Deferred Tax Assets (Net)	$-	$-